Value of Business Acquired and Changes in the Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Balance, beginning of year	$ 0	$ 0	$ 0
Interest	64	127	210
Amortization	(1,857)	(1,619)	(2,950)
Change in shadow VOBA	1,793	1,492	2,740
Balance, end of year	$ 0	$ 0	$ 0